PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER ASSETS
Schedule of prepaid expenses and other assets

	December 31,	December 31,
	2018	2019
	RMB	RMB
Loans to third parties (i)	172,071	516,079
Funds receivable from external payment network providers (ii)	514,619	331,534
Funds receivable from insurance and guarantee companies (iii)	141,323	289,752
Prepaid expenses	133,467	64,923
Tianda Xinan (iv)	1,384,561	16,891
Prepaid VAT and surcharge tax	46,254	889
Others	160,024	113,153
Total	2,552,319	1,333,221
(i)

The balance represents the outstanding balance of loans to an asset management company and loans made to a third-party guarantee company. The loans balance to an asset management company amounted to RMB112 million and RMB272 million, with annual interest of 4.90% and 4.35%, as of December 31, 2018 and 2019, respectively. The loans balance to a third-party guarantee is free of interest and amounted to RMB60 million and RMB241 million as of December 31, 2018 and 2019, respectively. The terms of the loans ranged from one to three years. The Group evaluates the credit risk associated with the loans, and estimates the cash flows expected to be collected over the life of loans on an individual basis based on the Group's past experiences, the borrowers' financial position, their financial performance and their ability to continue to generate sufficient cash flows. A valuation allowance is established for the loans that the Company expects will be unable to collect. No valuation allowance has been recorded for the years ended December 31, 2017, 2018 and 2019 based on the result of the assessment.

(ii)

The Group opened accounts with external online payment service providers to collect and transfer loan funds and interest to investors or borrowers, repay and collect the default loan principal and interest. The Group also uses such accounts to collect the transaction fees and service fees. The balance of funds receivable from external payment network providers mainly includes accumulated amounts of transaction fees, service fees received at the balance sheet date, which was collected subsequently.

(iii)	The balance represents deposits made to the insurance and guarantee companies' accounts associated with credit assurance program as disclosed in Note 2.
(iv)

Tianda Xinan, a subsidiary of the consolidated VIEs of CreditEase until February 2018, provides guarantee services to Puhui for early repayment risk associated with borrowers referred by Puhui to the Group and charges servicing fees to Puhui. When borrowers make early repayment, Puhui refunds certain transaction fees to borrowers on behalf of Tianda Xinan and records a receivable from Tianda Xinan. Since February 2018, Tianda Xinan is no longer a related party as the shareholders of Tianda Xinan were changed into unrelated parties as disclosed in Note 8. The balance was subsequently forgiven due to the acquisition under common control as disclosed in Note 1.